Expense Example - Nationwide Loomis All Cap Growth Fund	Class A Shares 1 Year	Class A Shares 3 Years	Class A Shares 5 Years	Class A Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 3 Years	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 3 Years	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	Eagle Class Shares 1 Year	Eagle Class Shares 3 Years	Eagle Class Shares 5 Years	Eagle Class Shares 10 Years
USD ($)	704	983	1,283	2,134	87	280	489	1,092	112	358	624	1,383	97	311	543	1,209